Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Professionally Managed Portfolios
Entity Central Index Key	0000811030
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
Institutional Class
Shareholder Report [Line Items]
Fund Name	Muzinich Credit Opportunities Fund
Class Name	Institutional Class
Trading Symbol	MZCIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Muzinich Credit Opportunities Fund for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.muzinichusfunds.com/strategies/credit-opportunities-fund. You can also request this information by contacting us at 1-855-MUZINICH (1-855-689-4642).
Additional Information Phone Number	1-855-MUZINICH (1-855-689-4642)
Additional Information Website	https://www.muzinichusfunds.com/strategies/credit-opportunities-fund
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$68	0.67%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Muzinich Credit Opportunities Fund institutional units produced a positive return for the year but underperformed the ICE BofA Global Corporate and High Yield (GI00) USD hedged. Over the reporting period, markets were significantly impacted by rising US government yields. During this time, we decreased our cash and Treasury positions and invested in global corporate credit. Overall, we reduced the Fund’s duration, reducing exposure at the long end of the curve. The Fund’s allocations to high-yield bonds and floating-rate paper significantly contributed to portfolio returns. Conversely, the portfolio’s style avoidance of lower-quality high yield (CCC rated) was an opportunity cost in a year where CCCs outperformed BB/B-rated bonds. Our allocation to European investment grade notably outperformed its benchmark due to our focus on BBB-rated bonds and subordinated credit. On a sector basis, our allocation to banking most meaningfully contributed to returns.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Class (without sales charge)	4.20	1.93	3.24
Bloomberg U.S. Aggregate Bond Index	1.25	-0.33	1.35
ICE BofA Global Corporate & High Yield Index USD Hedged	4.73	1.35	3.12

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
Visit https://www.muzinichusfunds.com/strategies/credit-opportunities-fund for more recent performance information.
Visit https://www.muzinichusfunds.com/strategies/credit-opportunities-fund for more recent performance information.

Net Assets	$ 159,741,796
Holdings Count | $ / shares	267
Advisory Fees Paid, Amount	$ 948,736
Investment Company Portfolio Turnover	164.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$159,741,796
Number of Holdings	267
Net Advisory Fee	$948,736
Portfolio Turnover	164%
30-Day SEC Yield	4.44%
30-Day SEC Yield Unsubsidized	4.19%

Holdings [Text Block]

Top 10 Issuers (% of Net Assets)
United States Treasury Bill	5.0%
Ford Motor Credit Co LLC	1.9%
CaixaBank SA	1.2%
Blackrock European Clo XIII DAC	1.1%
Netflix Inc	1.1%
Hewlett Packard Enterprise Co	1.0%
T-Mobile USA Inc	1.0%
Wintershall Dea Finance 2 BV	0.9%
American Tower Corp	0.8%
Morgan Stanley	0.8%

Updated Prospectus Web Address	https://www.muzinichusfunds.com/strategies/credit-opportunities-fund
Supra Institutional Class
Shareholder Report [Line Items]
Fund Name	Muzinich Credit Opportunities Fund
Class Name	Supra Institutional Class
Trading Symbol	MZCSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Muzinich Credit Opportunities Fund for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.muzinichusfunds.com/strategies/credit-opportunities-fund. You can also request this information by contacting us at 1-855-MUZINICH (1-855-689-4642).
Additional Information Phone Number	1-855-MUZINICH (1-855-689-4642)
Additional Information Website	https://www.muzinichusfunds.com/strategies/credit-opportunities-fund
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Supra Institutional Class	$61	0.60%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Muzinich Credit Opportunities Fund supra institutional units produced a positive return but underperformed the ICE BofA Global Corporate and High Yield (GI00) USD hedged. Over the reporting period, markets were significantly impacted by rising US government yields. During this time, we decreased our cash and Treasury positions and invested in global corporate credit. Overall, we reduced the Fund’s duration, reducing exposure at the long end of the curve. The Fund’s allocations to high-yield bonds and floating-rate paper significantly contributed to portfolio returns. Conversely, the portfolio’s style avoidance of lower-quality high yield (CCC rated) was an opportunity cost in a year where CCCs outperformed BB/B-rated bonds. Our allocation to European investment grade notably outperformed its benchmark due to our focus on BBB-rated bonds and subordinated credit. On a sector basis, our allocation to banking most meaningfully contributed to returns.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Supra Institutional Class (without sales charge)	4.28	1.98	3.30
Bloomberg U.S. Aggregate Bond Index	1.25	-0.33	1.35
ICE BofA Global Corporate & High Yield Index USD Hedged	4.73	1.35	3.12

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
Visit https://www.muzinichusfunds.com/strategies/credit-opportunities-fund for more recent performance information.
Visit https://www.muzinichusfunds.com/strategies/credit-opportunities-fund for more recent performance information.

Net Assets	$ 159,741,796
Holdings Count | $ / shares	267
Advisory Fees Paid, Amount	$ 948,736
Investment Company Portfolio Turnover	164.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$159,741,796
Number of Holdings	267
Net Advisory Fee	$948,736
Portfolio Turnover	164%
30-Day SEC Yield	4.48%
30-Day SEC Yield Unsubsidized	4.25%

Holdings [Text Block]

Top 10 Issuers (% of Net Assets)
United States Treasury Bill	5.0%
Ford Motor Credit Co LLC	1.9%
CaixaBank SA	1.2%
Blackrock European Clo XIII DAC	1.1%
Netflix Inc	1.1%
Hewlett Packard Enterprise Co	1.0%
T-Mobile USA Inc	1.0%
Wintershall Dea Finance 2 BV	0.9%
American Tower Corp	0.8%
Morgan Stanley	0.8%

Updated Prospectus Web Address	https://www.muzinichusfunds.com/strategies/credit-opportunities-fund
Institutional Class
Shareholder Report [Line Items]
Fund Name	Muzinich Flexible U.S. High Yield Income Fund
Class Name	Institutional Class
Trading Symbol	MZHIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Muzinich Flexible U.S. High Yield Income Fund for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.muzinichusfunds.com/strategies/us-high-yield-credit-fund. You can also request this information by contacting us at 1-855-MUZINICH (1-855-689-4642).
Additional Information Phone Number	1-855-MUZINICH (1-855-689-4642)
Additional Information Website	https://www.muzinichusfunds.com/strategies/us-high-yield-credit-fund
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$60	0.58%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Muzinich Flexible U.S. High Yield Income Fund’s institutional units produced a positive return for the year, outperforming its benchmark, the ICE BofA 1-5 Year BB-B US Cash Pay High Yield Constrained Index (JVC4). We have remained committed to maintaining the Fund as fully invested as practicable to capture the benefits of the higher yield and positive convexity of high yield bonds. Fund performance vs. the benchmark meaningfully benefitted from exposure to lower rated credits (including our off-benchmark exposure to CCCs). On a sector basis, strong credit selection in technology, cable/satellite TV, energy, and homebuilders/real estate, bolstered returns, while exposure to select healthcare bonds detracted from relative performance. Towards the end of the reporting period, we reduced exposure to sectors which might be impacted by tariffs and global demand, such as chemicals and automotives. We also shifted moderately lower in credit quality (adding single Bs), as we are encouraged by the solid fundamental outlook and resilient US economy. As of December 31, 2024, the five largest sectors in the Fund by weighting are energy, homebuilders/real estate, diversified financial services, healthcare, and telecommunications

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (03/27/2017)
Institutional Class	7.65	3.11	4.04
Bloomberg U.S. Aggregate Bond Index	1.25	-0.33	1.21
ICE BofA 1-5 Year BB-B US Cash Pay High Yield Constrained Total Return Index	7.08	4.17	4.70
ICE BofA BB-B U.S. Cash Pay High Yield Constrained Index (USD)	6.91	3.67	4.68

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
Visit https://www.muzinichusfunds.com/strategies/us-high-yield-credit-fund for more recent performance information.
Visit https://www.muzinichusfunds.com/strategies/us-high-yield-credit-fund for more recent performance information.

Net Assets	$ 59,062,785
Holdings Count | $ / shares	272
Advisory Fees Paid, Amount	$ 34,253
Investment Company Portfolio Turnover	91.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$59,062,785
Number of Holdings	272
Net Advisory Fee	$34,253
Portfolio Turnover	91%
30-Day SEC Yield	6.45%
30-Day SEC Yield Unsubsidized	6.08%

Holdings [Text Block]

Top 10 Issuers (% of Net Assets)
CCO Holdings LLC / CCO Holdings Capital Corp	1.9%
Service Properties Trust	1.8%
First American Treasury Obligations Fund	1.7%
Cloud Software Group Inc	1.5%
Venture Global LNG Inc	1.4%
Crescent Energy Finance LLC	1.3%
TransDigm Inc	1.3%
Rocket Software Inc	1.2%
Owens-Brockway Glass Container Inc	0.9%
Rakuten Group Inc	0.9%

Updated Prospectus Web Address	https://www.muzinichusfunds.com/strategies/us-high-yield-credit-fund
Supra Institutional Class
Shareholder Report [Line Items]
Fund Name	Muzinich Flexible U.S. High Yield Income Fund
Class Name	Supra Institutional Class
Trading Symbol	MZHSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Muzinich Flexible U.S. High Yield Income Fund for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.muzinichusfunds.com/strategies/us-high-yield-credit-fund. You can also request this information by contacting us at 1-855-MUZINICH (1-855-689-4642).
Additional Information Phone Number	1-855-MUZINICH (1-855-689-4642)
Additional Information Website	https://www.muzinichusfunds.com/strategies/us-high-yield-credit-fund
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Supra Institutional Class	$60	0.58%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Muzinich Flexible U.S. High Yield Income Fund’s supra institutional units produced a positive return for the year, outperforming its benchmark, the ICE BofA 1-5 Year BB-B US Cash Pay High Yield Constrained Index (JVC4). We have remained committed to maintaining the Fund as fully invested as practicable to capture the benefits of the higher yield and positive convexity of high yield bonds. Fund performance vs. the benchmark meaningfully benefitted from exposure to lower rated credits (including our off-benchmark exposure to CCCs). On a sector basis, strong credit selection in technology, cable/satellite TV, energy, and homebuilders/real estate, bolstered returns, while exposure to select healthcare bonds detracted from relative performance. Towards the end of the reporting period, we reduced exposure to sectors which might be impacted by tariffs and global demand, such as chemicals and automotives. We also shifted moderately lower in credit quality (adding single Bs), as we are encouraged by the solid fundamental outlook and resilient US economy. As of December 31, 2024, the five largest sectors in the Fund by weighting are energy, homebuilders/real estate, diversified financial services, healthcare, and telecommunications

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (03/31/2016)
Supra Institutional Class	7.65	3.14	4.59
Bloomberg U.S. Aggregate Bond Index	1.25	-0.33	1.13
ICE BofA 1-5 Year BB-B US Cash Pay High Yield Constrained Total Return Index	7.08	4.17	5.44
ICE BofA BB-B U.S.Cash Pay High Yield Constrained Index (USD)	6.91	3.67	5.57

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
Visit https://www.muzinichusfunds.com/strategies/us-high-yield-credit-fund for more recent performance information.
Visit https://www.muzinichusfunds.com/strategies/us-high-yield-credit-fund for more recent performance information.

Net Assets	$ 59,062,785
Holdings Count | $ / shares	272
Advisory Fees Paid, Amount	$ 34,253
Investment Company Portfolio Turnover	91.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$59,062,785
Number of Holdings	272
Net Advisory Fee	$34,253
Portfolio Turnover	91%
30-Day SEC Yield	6.44%
30-Day SEC Yield Unsubsidized	6.07%

Holdings [Text Block]

Top 10 Issuers (% of Net Assets)
CCO Holdings LLC / CCO Holdings Capital Corp	1.9%
Service Properties Trust	1.8%
First American Treasury Obligations Fund	1.7%
Cloud Software Group Inc	1.5%
Venture Global LNG Inc	1.4%
Crescent Energy Finance LLC	1.3%
TransDigm Inc	1.3%
Rocket Software Inc	1.2%
Owens-Brockway Glass Container Inc	0.9%
Rakuten Group Inc	0.9%

Updated Prospectus Web Address	https://www.muzinichusfunds.com/strategies/us-high-yield-credit-fund
Supra Institutional Class
Shareholder Report [Line Items]
Fund Name	Muzinich Low Duration Fund
Class Name	Supra Institutional Class
Trading Symbol	MZLSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Muzinich Low Duration Fund for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.muzinichusfunds.com/strategies/low-duration-fund. You can also request this information by contacting us at 1-855-MUZINICH (1-855-689-4642).
Additional Information Phone Number	1-855-MUZINICH (1-855-689-4642)
Additional Information Website	https://www.muzinichusfunds.com/strategies/low-duration-fund
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Supra Institutional Class	$52	0.50%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Muzinich Low Duration Fund produced a positive return for the year, comfortably outperforming its benchmark, the ICE BofA 1-3 Year US Corporate & Government Index (B1A0). Over the reporting period, strong credit selection of the 1-3 years duration bucket and our off-benchmark exposure to the 3-5 years duration bucket most meaningfully benefitted performance. On a sector basis, strong credit selection and an overweight in banking, diversified financials, and automotive & auto parts bolstered returns, while exposure to select healthcare bonds detracted from relative performance. At a regional level, strong credit selection and an overweight in Western European credit bolstered outperformance, as did strong credit selection in the US and Asia (ex. Japan). By rating, an overweight and strong credit selection of BBB and BBB- rated bonds contributed to positive outperformance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (06/30/2016)
Supra Institutional Class	6.30	3.06	3.44
Bloomberg U.S. Aggregate Bond Index	1.25	-0.33	0.90
ICE BofA U.S. Corporate & Government 1-3 Yrs	4.47	1.61	1.67

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
Visit https://www.muzinichusfunds.com/strategies/low-duration-fund for more recent performance information.
Visit https://www.muzinichusfunds.com/strategies/low-duration-fund for more recent performance information.

Net Assets	$ 1,183,100,110
Holdings Count | $ / shares	509
Advisory Fees Paid, Amount	$ 3,976,457
Investment Company Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$1,183,100,110
Number of Holdings	509
Net Advisory Fee	$3,976,457
Portfolio Turnover	57%
30-Day SEC Yield	4.17%
30-Day SEC Yield Unsubsidized	4.10%

Holdings [Text Block]

Top 10 Issuers	(% of Net Assets)
First American Treasury Obligations Fund	2.2%
Ford Motor Credit Co LLC	1.4%
Standard Chartered PLC	1.3%
AIB Group PLC	1.2%
EUR/USD FWD 20250115	1.2%
Credit Agricole SA	1.1%
Deutsche Bank AG	1.0%
Warnermedia Holdings Inc	1.0%
Societe Generale SA	1.0%
CCO Holdings LLC / CCO Holdings Capital Corp	1.0%

Updated Prospectus Web Address	https://www.muzinichusfunds.com/strategies/low-duration-fund